Share based awards - Schedule of Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 19,436	$ 15,433	$ 46,418	$ 27,727
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs, by Report Line: us-gaap:CostOfGoodsAndServiceExcludingDepreciationDepletionAndAmortization
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	12,422	9,290	30,718	14,671
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs, by Report Line: us-gaap:SellingGeneralAndAdministrativeExpense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 7,014	$ 6,143	$ 15,700	$ 13,056